UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001757886

RMF Buyout Issuance Trust 2022-HB1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Richard Jensen, (973) 542-7033

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Narrative
99.2	Schedule Index
99.3	Total Exception Summary
99.4	Schedule 1 - Due Diligence Sample Selection
99.5	Schedule 2 - Data Integrity - MIP Rate
99.6	Schedule 3 - Data Integrity - Current UPB
99.7	Schedule 4 - Data Integrity - Current Interest Rate
99.8	Schedule 5 - Data Integrity - Loan Status
99.9	Schedule 6 - Data Integrity - Borrower 1 First Name
99.10	Schedule 7 - Data Integrity - Borrower 1 Last Name
99.11	Schedule 8 - Data Integrity - Borrower 1 DOB
99.12	Schedule 9 - Data Integrity - Borrower 2 First Name
99.13	Schedule 10 - Data Integrity - Borrower 2 Last Name
99.14	Schedule 11 - Data Integrity - Borrower 2 DOB
99.15	Schedule 12 - Data Integrity - Current Life Expectancy Set-Aside (LESA)
99.16	Schedule 13 - Data Integrity - Property City
99.17	Schedule 14 - Data Integrity - Property State
99.18	Schedule 15 - Data Integrity - Property ZIP
99.19	Schedule 16 - Data Integrity - Number of Units
99.20	Schedule 17 - Data Integrity - Property Type
99.21	Schedule 18 - Data Integrity - Marketable Title Date
99.22	Schedule 19 - Data Integrity - Maximum Claim Amount
99.23	Schedule 20 - Data Integrity - Original Note Rate
99.24	Schedule 21 - Data Integrity - Margin (for adjustable rate loans)
99.25	Schedule 22 - Data Integrity - Index (for adjustable rate loans)
99.26	Schedule 23 - Data Integrity - Debenture Interest Rate
99.27	Schedule 24 - Data Integrity - Closing Date
99.28	Schedule 25 - Data Integrity - FHA Case Number
99.29	Schedule 26 - Data Integrity - Called Due Date
99.30	Schedule 27 - Data Integrity - UPB at Called Due Date
99.31	Schedule 28 - Data Integrity - Foreclosure First Legal Date
99.32	Schedule 29 - FHA Insurance
99.33	Schedule 30 - Borrower’s Age
99.34	Schedule 31 - BPO Results
99.35	Schedule 32 - Valuation Integrity
99.36	Schedule 33 – Texas Lien Search

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RMF Asset funding llc (Depositor)

Date: April 15, 2022	By:	/s/ Timothy Isgro
	Name:	Timothy Isgro
	Title:	President